Schedule of prepayment deposit and other receivables (Details) $ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Dec. 31, 2025 HKD ($)
Prepaid Expenses And Other Current Assets
Rental deposit	$ 253	$ 1,982	$ 1,930
VAT refundable	101	798	818
Prepayment	9	73	136
Income tax refundable	11	82	82
Other receivables	92	718	756
Prepaid expenses and other current assets	$ 466	$ 3,653	$ 3,722